FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract
The following represents the bifurcation of contract value between investments in the Stable Value Fund at December 31:

(In thousands)	2025	2024
Separate account GICs	$24,020	$—
Fixed maturity SGICs	28,494	31,706
Constant duration SGICs	178,689	212,323
Total	$231,203	$244,029